Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by Nature
Schedule of amortization and depreciation expense classified by functions

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019
Cost of sales	211,676	198,310	193,081
Research and development	55,311	32,814	22,471
Selling, general & administration expenses	92,780	90,409	86,903
	359,767	321,533	302,455

Schedule of other operating income and expenses by function

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019
Cost of sales	535,058	500,415	467,705
Research and development	165,884	156,994	166,177
Selling, general & administration expenses	532,056	499,218	457,921
	1,232,998	1,156,627	1,091,803

Schedule of other operating income and expenses by nature

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019
Changes in trade provisions	4,844	(14,059)	(19,811)
Professional services	258,371	265,539	244,355
Commissions	28,671	27,147	32,178
Supplies and auxiliary materials	197,893	187,370	170,021
Operating leases (note 9)	32,945	28,176	33,235
Freight	148,797	137,466	130,663
Repair and maintenance expenses	150,308	147,039	136,377
Advertising	71,280	55,073	59,063
Insurance	38,724	30,776	25,647
Royalties	48,446	40,634	10,674
Travel expenses	30,334	23,005	61,346
External services	74,858	71,240	64,099
R&D Expenses	106,873	101,410	103,053
Other	40,654	55,811	40,903
Other operating income&expenses	1,232,998	1,156,627	1,091,803